UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22048
Investment Company Act File Number
Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of July 31, 2010

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 63.5%

	Principal
Security	Amount		Value
Bermuda — 0.5%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$939,710

Total Bermuda (identified cost $925,136)			$939,710

Brazil — 8.8%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	443,217	$248,825
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	807,190
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,426,964
Nota Do Tesouro Nacional, 10.00%, 1/1/13	BRL	3,250,000	1,779,342
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,652,825
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	10,405,000	5,434,369
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	358,770

Total Brazil (identified cost $14,888,805)			$15,708,285

Chile — 0.3%
Government of Chile, 2.10%, 9/1/15(2)	CLP	84,910,280	$162,456
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	134,663
Government of Chile, 6.00%, 3/1/18	CLP	140,000,000	269,281

Total Chile (identified cost $541,439)			$566,400

Colombia — 4.3%
Republic of Colombia, 9.85%, 6/28/27	COP	4,900,000,000	$3,549,320
Republic of Colombia, 12.00%, 10/22/15	COP	5,840,000,000	4,116,233

Total Colombia (identified cost $6,033,221)			$7,665,553

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	756,200	$436,706

Total Congo (identified cost $405,118)			$436,706

Costa Rica — 0.0%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	50,919,760	$76,288
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	5,720,528	9,944

Total Costa Rica (identified cost $126,080)			$86,232

Egypt — 0.2%
Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$297,010

Total Egypt (identified cost $296,145)			$297,010

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$291,060

Total Georgia (identified cost $209,069)			$291,060

	Principal
Security	Amount		Value
Greece — 0.1%
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	225,000	$243,706

Total Greece (identified cost $276,097)			$243,706

Hungary — 6.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	530,000,000	$2,252,685
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,435,685
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	810,390
Hungary Government Bond, 6.50%, 6/24/19	HUF	325,000,000	1,416,199
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,362,718
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	667,401
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,495,254
Hungary Government Bond, 8.00%, 2/12/15	HUF	60,000,000	284,244

Total Hungary (identified cost $11,421,034)			$10,724,576

Indonesia — 9.0%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,152,673
Indonesia Government, 9.00%, 9/15/18	IDR	35,550,000,000	4,219,777
Indonesia Government, 9.50%, 6/15/15	IDR	16,085,000,000	1,949,478
Indonesia Government, 9.50%, 7/15/23	IDR	8,365,000,000	1,002,482
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,407,421
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,734,228
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	1,963,766
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,644,571

Total Indonesia (identified cost $13,601,079)			$16,074,396

Israel — 0.3%
Israeli Government Bond, 3.00%, 10/31/19(2)	ILS	554,080	$163,797
Israeli Government Bond, 5.00%, 4/30/15(2)	ILS	1,405,896	449,410

Total Israel (identified cost $590,465)			$613,207

Macedonia — 0.2%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$317,561

Total Macedonia (identified cost $251,401)			$317,561

Malaysia — 8.5%
Malaysian Government, 3.21%, 5/31/13	MYR	5,925,000	$1,862,214
Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	4,247,906
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,450,671
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,500,703
Malaysian Government, 4.50%, 4/15/30	MYR	3,480,000	1,108,764

Total Malaysia (identified cost $14,116,000)			$15,170,258

Mexico — 3.9%
Government of Mexico, 10.00%, 12/5/24	MXN	44,710,000	$4,555,515
Government of Mexico, 10.00%, 11/20/36	MXN	23,470,000	2,444,214

Total Mexico (identified cost $6,440,999)			$6,999,729

	Principal
Security	Amount		Value
Peru — 1.8%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$896,429
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	738,787
Republic of Peru, 7.84%, 8/12/20	PEN	1,130,000	462,795
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,096,341

Total Peru (identified cost $2,889,823)			$3,194,352

Poland — 2.8%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	1,784,772	$572,619
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	657,417
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,142,766
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,739,454
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	978,780

Total Poland (identified cost $5,859,208)			$5,091,036

South Africa — 5.0%
Republic of South Africa, 6.25%, 3/31/36	ZAR	16,800,000	$1,787,187
Republic of South Africa, 6.50%, 6/2/14	USD	1,415,000	1,602,488
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,918,428
Republic of South Africa, 10.50%, 12/21/26	ZAR	10,600,000	1,715,034

Total South Africa (identified cost $8,188,614)			$9,023,137

Taiwan — 0.4%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	20,600,000	$642,059

Total Taiwan (identified cost $649,068)			$642,059

Thailand — 4.0%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$690,752
Kingdom of Thailand, 3.875%, 6/13/19	THB	48,635,000	1,575,236
Kingdom of Thailand, 5.125%, 3/13/18	THB	86,300,000	2,995,895
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,890,506

Total Thailand (identified cost $6,523,438)			$7,152,389

Turkey — 6.6%
Turkey Government Bond, 9.00%, 5/21/14(2)	TRY	693,247	$547,348
Turkey Government Bond, 10.00%, 2/15/12(2)	TRY	6,185,081	4,559,200
Turkey Government Bond, 10.50%, 1/15/20	TRY	1,940,000	1,421,019
Turkey Government Bond, 12.00%, 8/14/13(2)	TRY	5,333,456	4,435,700
Turkey Government Bond, 16.00%, 3/7/12	TRY	1,270,000	938,681

Total Turkey (identified cost $10,227,774)			$11,901,948

Uruguay — 0.4%
Republic of Uruguay, 5.00%, 9/14/18(2)	UYU	13,673,582	$718,613

Total Uruguay (identified cost $587,524)			$718,613

Total Foreign Government Bonds (identified cost $105,047,537)			$113,857,923

Mortgage Pass-Throughs — 9.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,235,414	$5,941,678
7.50%, with maturity at 2034	796,194	900,220

		$6,841,898

Federal National Mortgage Association:
3.075%, with maturity at 2035(3)	1,774,362	1,829,261
4.524%, with maturity at 2035(3)	1,573,588	1,678,075
6.00%, with maturity at 2032	1,214,071	1,333,032
6.50%, with maturity at 2017	937,960	994,737
7.00%, with various maturities to 2033	2,311,734	2,654,093
8.50%, with maturity at 2032	1,289,404	1,488,912

		$9,978,110

Total Mortgage Pass-Throughs (identified cost $15,975,638)		$16,820,008

U.S. Treasury Obligations — 5.9%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.625%, 2/15/25	$1,200,000	$1,772,437
U.S. Treasury Note, 3.375%, 6/30/13	8,120,000	8,730,908

Total U.S. Treasury Obligations (identified cost $10,240,051)		$10,503,345

Common Stocks — 0.1%

Security	Shares	Value
China — 0.1%
Air China, Ltd., Class H(4)	5,300	$6,124
Aluminum Corp. of China Ltd., Class H(4)	9,400	8,312
China COSCO Holdings Co., Ltd., Class H(4)	6,200	6,957
China Oilfield Services, Ltd., Class H	3,700	4,847
China Petroleum & Chemical Corp., Class H	40,200	32,441
China Shipping Container Lines Co., Ltd., Class H(4)	8,500	3,142
Datang International Power Generation Co., Ltd., Class H	7,900	3,404
Huaneng Power International, Inc., Class H	7,300	4,255
Jiangxi Copper Co., Ltd., Class H	3,300	7,361
PetroChina Co., Ltd., Class H	50,500	57,700
Shanghai Electric Group Co., Ltd., Class H(4)	7,100	3,356
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,600	2,197
Yanzhou Coal Mining Co., Ltd., Class H	4,700	10,114
Zijin Mining Group Co., Ltd., Class H	9,600	6,215

Total China (identified cost $153,041)		$156,425

Total Common Stocks (identified cost $153,041)		$156,425

Currency Options Purchased — 0.2%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 5,600	EUR 1.22	5/11/11	$150,259
Euro Put Option	EUR 6,566	EUR 1.17	5/3/12	251,218

Total Currency Options Purchased (identified cost $591,330)				$401,477

Short-Term Investments — 17.7%

Foreign Government Securities — 13.2%

	Principal
	Amount
Security	(000’s omitted)		Value
Chile — 0.2%
Chilean Government Bond, 8.00%, 8/1/10	CLP	135,000	$259,170

Total Chile (identified cost $255,804)			$259,170

Croatia — 2.0%
Croatian Treasury Bill, 0.00%, 3/31/11	EUR	440	$562,412
Croatian Treasury Bill, 0.00%, 4/7/11	EUR	525	670,526
Croatian Treasury Bill, 0.00%, 5/5/11	EUR	341	434,083
Croatian Treasury Bill, 0.00%, 6/2/11	EUR	700	887,950
Croatian Treasury Bill, 0.00%, 6/16/11	EUR	819	1,037,001

Total Croatia (identified cost $3,504,836)			$3,591,972

Egypt — 3.3%
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850	$149,038
Egypt Treasury Bill, 0.00%, 8/10/10	EGP	4,275	748,164
Egypt Treasury Bill, 0.00%, 8/17/10	EGP	5,950	1,039,327
Egypt Treasury Bill, 0.00%, 8/24/10	EGP	6,825	1,189,949
Egypt Treasury Bill, 0.00%, 8/31/10	EGP	3,100	539,490
Egypt Treasury Bill, 0.00%, 9/14/10	EGP	350	60,678
Egypt Treasury Bill, 0.00%, 9/21/10	EGP	775	134,085
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825	142,479
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675	288,673
Egypt Treasury Bill, 0.00%, 10/19/10	EGP	975	167,410
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,975	338,452
Egypt Treasury Bill, 0.00%, 11/2/10	EGP	4,150	709,698
Egypt Treasury Bill, 0.00%, 2/8/11	EGP	350	58,210
Egypt Treasury Bill, 0.00%, 3/22/11	EGP	550	90,356
Egypt Treasury Bill, 0.00%, 6/7/11	EGP	400	64,314
Egypt Treasury Bill, 0.00%, 6/21/11	EGP	300	48,049
Egypt Treasury Bill, 0.00%, 7/12/11	EGP	1,050	167,206

Total Egypt (identified cost $6,044,098)			$5,935,578

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/10	ISK	2,410	$16,853
Iceland Treasury Bill, 0.00%, 11/15/10	ISK	12,500	87,071
Iceland Treasury Note, 13.75%, 12/10/10	ISK	7,200	52,743

Total Iceland (identified cost $149,925)			$156,667

	Principal
	Amount
Security	(000’s omitted)		Value
Israel — 2.3%
Israeli Treasury Bill, 0.00%, 12/1/10	ILS	1,800	$474,507
Israeli Treasury Bill, 0.00%, 4/6/11	ILS	9,766	2,554,254
Israeli Treasury Bill, 0.00%, 5/4/11	ILS	2,860	746,503
Israeli Treasury Bill, 0.00%, 6/1/11	ILS	1,200	312,613

Total Israel (identified cost $4,123,221)			$4,087,877

Kazakhstan — 0.0%
Kazakhstan National Bank, 0.00%, 8/27/10	KZT	10,810	$73,134

Total Kazakhstan (identified cost $73,277)			$73,134

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 8/5/10	LBP	234,990	$156,468
Lebanon Treasury Bill, 0.00%, 8/12/10	LBP	69,090	45,973
Lebanon Treasury Bill, 0.00%, 8/19/10	LBP	620,360	412,513
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000	121,905
Lebanon Treasury Bill, 0.00%, 10/14/10	LBP	1,078,110	711,804
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800	220,859
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560	139,321
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400	67,319
Lebanon Treasury Bill, 0.00%, 12/9/10	LBP	184,060	120,686
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000	65,512
Lebanon Treasury Bill, 0.00%, 12/23/10	LBP	457,440	299,411
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940	119,635
Lebanon Treasury Bill, 0.00%, 1/6/11	LBP	175,980	114,981
Lebanon Treasury Bill, 0.00%, 1/20/11	LBP	120,400	78,526
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	386,000	246,410
Lebanon Treasury Note, 4.58%, 7/28/11	LBP	1,727,060	1,098,574
Lebanon Treasury Note, 9.32%, 12/2/10	LBP	113,860	77,117

Total Lebanon (identified cost $4,093,037)			$4,097,014

Norway — 0.4%
Norway Treasury Bill, 0.00%, 9/15/10	NOK	4,551	$747,088

Total Norway (identified cost $689,865)			$747,088

Romania — 0.2%
Romania Government Bond, 4.25%, 11/29/10	EUR	300	$391,406

Total Romania (identified cost $390,233)			$391,406

South Korea — 0.4%
Korea Monetary Stabilization Bond, 0.00%, 8/10/10	KRW	234,520	$198,133
Korea Monetary Stabilization Bond, 0.00%, 9/10/10	KRW	398,000	335,605
Korea Monetary Stabilization Bond, 0.00%, 11/26/10	KRW	177,120	148,547

Total South Korea (identified cost $683,842)			$682,285

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 8/6/10	LKR	22,030	$195,007
Sri Lanka Treasury Bill, 0.00%, 10/29/10	LKR	48,710	423,173
Sri Lanka Treasury Bill, 0.00%, 11/5/10	LKR	51,060	442,977
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	15,980	134,440

	Principal
	Amount
Security	(000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	9,720	$81,638
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	14,370	120,491
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	60,920	497,216

Total Sri Lanka (identified cost $1,878,677)			$1,894,942

Turkey — 0.5%
Turkey Government Bond, 0.00%, 4/13/11	TRY	327	$206,074
Turkey Government Bond, 0.00%, 5/11/11	TRY	1,223	765,704

Total Turkey (identified cost $936,367)			$971,778

Uruguay — 0.4%
Uruguay Treasury Bill, 0.00%, 8/26/10	UYU	11,500	$545,698
Uruguay Treasury Bill, 0.00%, 11/17/10	UYU	5,000	232,561

Total Uruguay (identified cost $843,695)			$778,259

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000	$58,747

Total Zambia (identified cost $61,685)			$58,747

Total Foreign Government Securities (identified cost $23,728,562)			$23,725,917

Other Securities — 4.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(5)	$8,115	$8,114,620

Total Other Securities (identified cost $8,114,620)		$8,114,620

Total Short-Term Investments (identified cost $31,843,182)		$31,840,537

Total Investments — 96.8% (identified cost $163,850,779)		$173,579,715

Other Assets, Less Liabilities — 3.2%		$5,772,126

Net Assets — 100.0%		$179,351,841

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PEN	-	Peruvian New Sol

PLN	-	Polish Zloty

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $2,133,149 or 1.2% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2010.

(4)		Non-income producing security.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $6,813 and $0, respectively.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and principal investment strategies as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2010 were $1,493,375 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/4/10	Chilean Peso 36,000,000	United States Dollar 68,376	$(690)
8/4/10	Chilean Peso 103,000,000	United States Dollar 195,724	(1,881)
8/6/10	Sri Lankan Rupee 22,030,000	United States Dollar 186,933	(8,289)
8/17/10	Euro 1,890,000	United States Dollar 2,378,716	(84,221)
8/25/10	Euro 3,320,000	United States Dollar 4,063,099	(263,314)
8/26/10	Japanese Yen 82,000,000	United States Dollar 942,290	(7,017)
8/26/10	Kazak Tenge 10,530,000	United States Dollar 71,966	772
8/30/10	Euro 728,434	United States Dollar 944,369	(4,877)
9/15/10	Euro 560,344	United States Dollar 688,606	(41,577)
9/27/10	Japanese Yen 83,209,016	United States Dollar 956,222	(7,357)
10/29/10	South African Rand 2,117,655	United States Dollar 283,499	(2,586)
10/29/10	Sri Lankan Rupee 48,710,000	United States Dollar 418,147	(10,572)
11/4/10	Sri Lankan Rupee 51,060,000	United States Dollar 438,095	(11,163)
11/29/10	Euro 312,750	United States Dollar 404,395	(3,023)
3/11/11	Sri Lankan Rupee 15,980,000	United States Dollar 131,523	(7,684)
3/18/11	Sri Lankan Rupee 9,720,000	United States Dollar 79,869	(4,760)
3/25/11	Sri Lankan Rupee 14,370,000	United States Dollar 118,711	(6,335)
3/31/11	Euro 440,000	United States Dollar 593,472	20,664
4/6/11	Israeli Shekel 4,883,000	United States Dollar 1,312,282	21,355
4/6/11	Israeli Shekel 2,443,000	United States Dollar 656,315	10,455
4/6/11	Israeli Shekel 2,440,000	United States Dollar 655,385	10,319
4/7/11	Euro 525,000	United States Dollar 703,432	19,995
5/4/11	Israeli Shekel 2,860,000	United States Dollar 760,032	4,271
5/5/11	Euro 341,000	United States Dollar 446,846	3,009
6/2/11	Euro 700,000	United States Dollar 856,310	(54,664)
6/16/11	Euro 819,000	United States Dollar 1,009,999	(55,765)
7/15/11	Sri Lankan Rupee 60,920,000	United States Dollar 512,665	(13,018)

			$(497,953)

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/5/10	Australian Dollar 94,700	United States Dollar 83,134	$2,531
8/6/10	Malaysian Ringgit 2,970,000	United States Dollar 924,946	8,595
8/9/10	Hungarian Forint 433,696,780	United States Dollar 1,909,885	79,321
8/9/10	New Turkish Lira 1,160,000	United States Dollar 742,828	25,896
8/9/10	Polish Zloty 35,408,484	United States Dollar 10,793,789	720,199
8/9/10	Thai Baht 290,145,000	United States Dollar 8,944,051	44,728
8/9/10	Thai Baht 10,800,000	United States Dollar 335,404	(817)
8/10/10	New Turkish Lira 9,022,570	United States Dollar 5,684,225	293,950
8/10/10	Polish Zloty 9,077,883	Euro 2,186,546	102,319
8/10/10	South African Rand 23,203,257	United States Dollar 2,993,003	183,745
8/10/10	South African Rand 21,700,000	United States Dollar 2,809,025	161,913
8/12/10	Indonesian Rupiah 10,748,000,000	United States Dollar 1,149,396	51,505
8/12/10	Polish Zloty 2,650,000	Euro 654,709	8,359
8/12/10	South Korean Won 86,000,000	United States Dollar 70,916	1,777
8/13/10	Russian Ruble 229,521,000	United States Dollar 7,417,063	159,344
8/16/10	New Turkish Lira 572,255	United States Dollar 373,889	4,889
8/18/10	Colombian Peso 3,409,000,000	United States Dollar 1,778,021	70,062
8/18/10	Colombian Peso 754,000,000	United States Dollar 408,672	86
8/19/10	Norwegian Krone 2,230,000	Euro 280,689	963
8/19/10	South Korean Won 417,600,000	United States Dollar 346,283	6,707
8/19/10	Swedish Krona 7,000,000	Euro 730,049	18,140
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	672
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	377
8/24/10	Indian Rupee 7,690,000	United States Dollar 162,151	3,022
8/24/10	Indonesian Rupiah 5,563,000,000	United States Dollar 592,818	28,616
8/24/10	Malaysian Ringgit 6,135,000	United States Dollar 1,868,775	58,018
8/25/10	Euro 440,000	United States Dollar 573,258	122
8/26/10	Qatari Rial 630,000	United States Dollar 173,067	21
8/26/10	Qatari Rial 420,000	United States Dollar 115,372	20

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/26/10	Qatari Rial 210,000	United States Dollar 57,681	$15
8/26/10	Qatari Rial 220,000	United States Dollar 60,430	14
8/26/10	Qatari Rial 440,000	United States Dollar 120,886	1
8/30/10	Malaysian Ringgit 740,000	United States Dollar 231,149	1,196
8/30/10	Mexican Peso 126,135,172	United States Dollar 9,910,677	27,126
8/30/10	Polish Zloty 2,306,000	Euro 570,425	5,444
8/30/10	Qatari Rial 2,100,000	United States Dollar 576,876	81
8/31/10	Israeli Shekel 4,520,771	United States Dollar 1,186,897	12,027
8/31/10	New Turkish Lira 565,000	United States Dollar 371,061	1,965
8/31/10	Polish Zloty 2,590,000	Euro 645,940	(801)
9/2/10	Brazilian Real 7,735,000	United States Dollar 4,348,437	18,094
9/2/10	Qatari Rial 790,000	United States Dollar 216,944	101
9/2/10	Qatari Rial 915,000	United States Dollar 251,298	89
9/2/10	Qatari Rial 685,000	United States Dollar 188,135	61
9/3/10	Indonesian Rupiah 6,838,000,000	United States Dollar 728,765	34,959
9/7/10	Indian Rupee 50,040,000	United States Dollar 1,059,833	12,703
9/7/10	Malaysian Ringgit 530,000	United States Dollar 164,740	1,609
9/7/10	Swedish Krona 2,180,000	Euro 228,050	4,715
9/8/10	South Korean Won 1,168,000,000	United States Dollar 957,377	29,741
9/13/10	British Pound Sterling 310,000	Euro 373,289	(91)
9/13/10	British Pound Sterling 539,000	Euro 651,332	(3,143)
9/13/10	Malaysian Ringgit 1,420,000	United States Dollar 442,630	2,937
9/20/10	Indian Rupee 42,483,000	United States Dollar 900,922	8,005
9/20/10	Indonesian Rupiah 3,780,000,000	United States Dollar 415,567	5,711
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	6,306
10/12/10	Colombian Peso 1,600,000,000	United States Dollar 840,999	24,506
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	(4,118)
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	(8,259)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	$(5,659)
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	2,878

			$2,213,293

At July 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $191,384 and a payable of $46,851.

Futures Contracts

Sales

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/10	5 Euro-Bobl	Short	$(781,676)	$(782,086)	$(410)
9/10	2 Euro-Bund	Short	(333,260)	(335,040)	(1,780)
9/10	2 Japan 10-Year Bond	Short	(3,252,196)	(3,283,523)	(31,327)
9/10	28 U.S. 5-Year Treasury Note	Long	3,267,348	3,355,188	87,840

					$54,323

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(10,600)
Bank of America	ILS	600	Receive	3-month ILS TELBOR	4.54	1/6/15	(11,856)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.15	3/5/20	(5,913)
Barclays Bank PLC	ILS	303	Receive	3-month ILS TELBOR	5.16	3/8/20	(5,949)
Barclays Bank PLC	PLN	8,000	Pay	6-month PLN WIBOR	5.42	6/1/14	42,600
Barclays Bank PLC	PLN	14,300	Pay	6-month PLN WIBOR	5.02	7/30/14	(1,399)
Barclays Bank PLC	PLN	2,300	Pay	6-month PLN WIBOR	5.36	7/30/20	733
Barclays Bank PLC	THB	143,000	Pay	6-month THBFIX	3.34	2/16/15	145,643
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08	8/6/13	386,738
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40	1/14/15	57,270
Credit Suisse First Boston	PLN	10,000	Pay	6-month PLN WIBOR	5.17	6/15/12	37,064
Deutsche Bank	PLN	5,400	Pay	6-month PLN WIBOR	4.85	4/23/14	(4,630)
Deutsche Bank	PLN	3,100	Pay	6-month PLN WIBOR	5.11	4/23/17	(6,272)

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
JPMorgan Chase Bank	BRL	4,252	Pay	Brazil Interbank Deposit Rate	9.67%	1/3/11	$4,002
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05	10/12/15	386,677

							$1,014,108

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

PLN	-	Polish Zloty

THB	-	Thailand Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	2.837%	$(31,415)
Iceland	JPMorgan Chase Bank	200	2.10	3/20/23	2.417	(4,871)
Iceland	JPMorgan Chase Bank	200	2.45	3/20/23	2.417	1,114

						$(35,172)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount*	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$1,722
Austria	Barclays Bank PLC	200	1.42		3/20/14	(5,832)
Brazil	Bank of America	825	1.00	(1)	6/20/20	(10,744)
Brazil	Bank of America	350	1.00	(1)	6/20/20	(1,236)
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(11,648)
Egypt	Bank of America	550	1.00	(1)	9/20/15	(2,405)
Egypt	Barclays Bank PLC	125	1.00	(1)	6/20/15	208
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	(2,501)
Egypt	Citigroup Global Markets	100	1.00	(1)	6/20/20	(1,948)
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	524
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	(2,026)
Egypt	Deutsche Bank	100	1.00	(1)	6/20/15	(1,829)
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	(1,750)
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	(1,000)
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	(2,015)
Egypt	JPMorgan Chase Bank	100	1.00	(1)	6/20/15	(1,909)
Greece	Citigroup Global Markets	225	1.00	(1)	6/20/15	16,252
Kazakhstan	Citibank Global Markets	150	1.00	(1)	6/20/15	1,804
Kazakhstan	Deutsche Bank	150	1.00	(1)	6/20/15	1,869
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	2,027
Lebanon	Citigroup Global Markets	250	3.30		9/20/14	(6,499)
Lebanon	Citigroup Global Markets	100	1.00	(1)	12/20/14	1,014
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	1,824
Lebanon	Citigroup Global Markets	150	1.00	(1)	12/20/14	1,724
Lebanon	Credit Suisse First Boston	300	1.00	(1)	3/20/15	5,201
Lebanon	Credit Suisse First Boston	100	1.00	(1)	3/20/15	1,696
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	2,202
Malaysia	Bank of America	200	0.83		12/20/14	(462)
Malaysia	Barclays Bank PLC	300	2.40		3/20/14	(18,948)
Malaysia	Barclays Bank PLC	400	0.82		12/20/14	(749)
Malaysia	Citigroup Global Markets	300	2.45		3/20/14	(19,501)
Philippines	Barclays Bank PLC	500	1.70		12/20/14	(8,835)
Philippines	Barclays Bank PLC	300	1.84		12/20/14	(7,120)

		Notional		Contract			Net Unrealized
		Amount*		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Philippines	Barclays Bank PLC		$100	1.85%		12/20/14	$(2,417)
Philippines	Barclays Bank PLC		142	1.00	(1)	3/20/15	(1,608)
Philippines	Citigroup Global Markets		200	1.84		12/20/14	(4,747)
Philippines	Citigroup Global Markets		100	1.86		12/20/14	(2,460)
Philippines	Deutsche Bank		150	1.00	(1)	3/20/15	(2,047)
Philippines	HSBC Bank USA		600	1.00	(1)	9/20/15	(3,041)
Philippines	JPMorgan Chase Bank		400	1.69		12/20/14	(6,895)
Philippines	JPMorgan Chase Bank		142	1.00	(1)	3/20/15	(1,608)
Russia	Bank of America		540	1.00	(1)	6/20/15	(13,820)
Russia	Citibank Global Markets		100	1.00	(1)	6/20/15	1,314
Russia	Credit Suisse First Boston		200	1.00	(1)	3/20/15	2,505
Russia	Credit Suisse First Boston		300	1.00	(1)	6/20/15	4,191
South Africa	Bank of America		300	1.00	(1)	12/20/19	(662)
South Africa	Barclays Bank PLC		300	1.00	(1)	12/20/19	(2,700)
South Africa	Barclays Bank PLC		100	1.00	(1)	3/20/20	412
South Africa	Citibank Global Markets		100	1.00	(1)	3/20/20	(1,747)
South Africa	Citigroup Global Markets		150	1.00	(1)	12/20/19	(2,384)
South Africa	Credit Suisse First Boston		100	1.00	(1)	3/20/20	(875)
South Africa	Credit Suisse First Boston		100	1.00	(1)	3/20/20	40
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(1,834)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(3,029)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(1,675)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	(34)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	114
Spain	Citibank Global Markets		300	1.00	(1)	3/20/20	8,432
Spain	Citibank Global Markets		300	1.00	(1)	3/20/20	36
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	8,873
Spain	Deutsche Bank		300	1.00	(1)	3/20/20	36
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	(8,087)
Thailand	Barclays Bank PLC		400	0.97		9/20/19	7,764
Thailand	Citigroup Global Markets		400	0.86		12/20/14	2,105
Thailand	Citigroup Global Markets		200	0.95		9/20/19	4,203
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	965
Turkey	Barclays Bank PLC		1,190	2.12		1/20/13	(25,121)
Turkey	Citigroup Global Markets		430	2.93		9/20/19	(42,304)
Uruguay	Citibank Global Markets		100	1.00	(1)	6/20/20	835
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	1,011
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	9,822
Banco de Sabadell, S.A.	JPMorgan Chase Bank		110	3.00	(1)	3/20/15	2,552
Erste Group Bank AG	Barclays Bank PLC		110	1.00	(1)	3/20/15	(708)
Gazprom	Barclays Bank PLC		150	1.00	(1)	6/20/15	(550)
Gazprom	Deutsche Bank		150	1.00	(1)	6/20/15	(612)
Gazprom	Goldman Sachs, Inc.		390	1.00	(1)	9/20/20	(3,889)
ING Verzekeringen N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	2,810
Rabobank Nederland N.V.	JPMorgan Chase Bank		110	1.00	(1)	3/20/15	375
Raiffeisen Zentralbank	Barclays Bank PLC		110	1.00	(1)	3/20/15	(1,890)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	400	1.00	(1)	6/20/15	7,294

							$(141,945)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$142,183	8/25/10	1-month USD- LIBOR- BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$3,067

					$3,067

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Depreciation
Citigroup Global Markets	TRY	169,736	$105,035	3-month USD- LIBOR-BBA	11.95%	2/15/12	$(21,076)
Citigroup Global Markets	TRY	339,968	205,047	3-month USD- LIBOR-BBA	12.10	2/15/12	(48,356)
Citigroup Global Markets	TRY	500,316	297,807	3-month USD- LIBOR-BBA	12.46	8/14/13	(114,941)
Credit Suisse First Boston	TRY	258,962	149,603	3-month USD- LIBOR-BBA	12.45	2/15/12	(44,662)
JPMorgan Chase Bank	TRY	685,893	463,128	3-month USD- LIBOR-BBA	11.20	5/21/14	(47,915)

							$(276,950)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended July 31, 2010 was as follows:

	Principal Amount of
	Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	170,000	$21,790
Options expired	JPY	(170,000)	(21,790)

Outstanding, end of period		—	$—

JPY	-	Japanese Yen

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. The Portfolio may also enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance return, to hedge against fluctuations in currency exchange rates, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$104,870	$(281,987)

		$104,870	$(281,987)

Equity	Total Return Swaps	$3,067	$—

		$3,067	$—

Foreign Exchange	Currency Options Purchased	$401,477	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,518,405	(658,532)

		$2,919,882	$(658,532)

Interest Rate	Cross-Currency Swaps	$—	$(276,950)
Interest Rate	Futures Contracts*	87,840	(33,517)
Interest Rate	Interest Rate Swaps	1,060,727	(46,619)

		$1,148,567	$(357,086)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,817,917

Gross unrealized appreciation	$11,365,477
Gross unrealized depreciation	(2,603,679)

Net unrealized appreciation	$8,761,798

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$113,857,923	$—	$113,857,923
Mortgage Pass-Throughs	—	16,820,008	—	16,820,008
U.S. Treasury Obligations	—	10,503,345	—	10,503,345
Common Stocks	—	156,425 *	—	156,425
Currency Options Purchased	—	401,477	—	401,477
Short-Term — Foreign Government Securities	—	23,725,917	—	23,725,917
Short-Term — Other Securities	—	8,114,620	—	8,114,620

Total Investments	$—	$173,579,715	$—	$173,579,715

Forward Foreign Currency Exchange Contracts	$—	$2,518,405	$—	$2,518,405
Swaps Contracts	—	1,168,664	—	1,168,664
Futures Contracts	87,840	—	—	87,840

Total	$87,840	$177,266,784	$—	$177,354,624

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(658,532)	$—	$(658,532)
Swaps Contracts	—	(605,556)	—	(605,556)
Futures Contracts	(33,517)	—	—	(33,517)

Total	$(33,517)	$(1,264,088)	$—	$(1,297,605)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2010